1933 Act Registration No. 333-39869

                       UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C.  20549

                                          Form N-14AE

                               REGISTRATION STATEMENT UNDER THE
                                    SECURITIES ACT OF 1933

[ ]      Pre-Effective                                      [X] Post-Effective
         Amendment No.                                       Amendment No. 2

                                   EVERGREEN EQUITY TRUST
                  (Exact Name of Registrant as Specified in Charter)

                    Area Code and Telephone Number: (617) 210-3200

                                     200 Berkeley Street
                                Boston, Massachusetts  02116
                             -----------------------------------
                          (Address of Principal Executive Offices)

                                Rosemary D. Van Antwerp, Esq.
                           Keystone Investment Management Company
                                     200 Berkeley Street
                                Boston, Massachusetts  02116
                          -----------------------------------------
                           (Name and Address of Agent for Service)

                              Copies of All Correspondence to:
                                   Robert N. Hickey, Esq.
                                  Sullivan  &   Worcester   LLP  1025
                                Connecticut Avenue, N.W.
                                   Washington, D.C.  20036

         It is proposed that this filing will become effective:

[ ] immediately  upon filing pursuant to paragraph (b)
[ ] on ________  pursuant to paragraph  (b)
[X] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on ________  pursuant  to  paragraph  (a)(1)
[ ] 75 days after  filing  pursuant to paragraph (a)(2)
[ ] on ________ pursuant to paragraph (a)(2) of Rule 485

         Pursuant to Rule 414 under the Securities Act of 1933, by this amendment to Registration Statement No. 333-39869 on Form N- 14 of Evergreen Investment Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Value Fund series thereof under the Securities Act of 1933.




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         Part A, Part B, and Part C of Post-Effective Amendment No. 1 are hereby incorporated by reference in their entirety, except for the cover page and the signature page.




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                                                    SIGNATURES

         As required by the Securities Act of 1933, this Post- Effective Amendment No. 2 to the Registration Statement has been signed on behalf of the Registrant, in the City of Columbus and State of Ohio, on the 30th day of December, 1997.

                                            EVERGREEN EQUITY TRUST

                                            By:      /s/ William J. Tomko
                                                     -----------------------
                                                     Name:  William J. Tomko
                                                     Title: President

         As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 2 to the Registration Statement in the capacities indicated on the 30th day of December, 1997.

Signatures                                                    Title
----------                                                    -----

/s/William J. Tomko                                           President and
-------------------                                           Treasurer
William J. Tomko

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------


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Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.




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